Shareholders' Equity - Convertible Preferred Stock (Details) (USD $)	1 Months Ended		3 Months Ended
	Sep. 30, 2014	Jul. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Common Stock Warrants
Shareholders' Equity
Period of warrant	5 years	5 years	5 years
Shares that may be purchased under warrant agreement	305,000	3,289,086	305,000	80,813
Exercise price of warrants (in dollars per share)	$ 2.00	$ 1.88	$ 2.00	$ 4.00
Convertible Preferred Stock
Shareholders' Equity
Issuance of convertible preferred stock (in shares)	610,000
Share price (in dollars per share)	$ 1.50		$ 1.50
Gross proceeds from the issuance of convertible preferred stock	$ 915,000
Divident rate ( as a percentage)	8.00%
Conversion price (in dollars per share)	$ 1.50		$ 1.50
Period from closing, full ratchet	180 days
Minimum aggregate financing required after closing for full ratchet	$ 5,000,000